Settlement Liability (Details) - Manscaped Holdings, LLC [Member] - USD ($) $ in Millions			12 Months Ended
	Dec. 05, 2019	Dec. 05, 2019	Dec. 31, 2019	Dec. 31, 2020
Settlement Liability (Details) [Line Items]
Legal settlement agreement, description	The Company is to pay a total sum of $1.0 million spanning over 10 years with an initial payment of $0.1 million paid in December 2019 and payments of $0.1 million due by the end of January each year for the 10-year period.
Other expenses			$ 1.0
Other long-term obligations			$ 0.8	$ 0.7
Maturity period		10 years
Recognized amount to be paid	$ 1.0	$ 1.0